Related Party Transactions (Details Narrative) (10-K)							3 Months Ended		12 Months Ended
	May 02, 2020 shares	Nov. 10, 2019 shares	Nov. 02, 2019 shares	May 10, 2019 shares	May 02, 2019 shares	Apr. 30, 2019 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	May 01, 2019 CAD ($)	Apr. 30, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Due to related parties
Number of common stock issued shares | shares		48,791	86,739	38,974	73,853
Loan amount
Share issue costs										782,131
Consulting fee							$ 144,908	$ 139,760	445,158	605,099
Reverse Split [Member]
Number of common stock issued shares | shares	412,008	231,758	412,008	185,125
For Management Services [Member] | First Liberty Corp. [Member]
Due to related parties										17,271
For Consulting Services [Member] | BC Ltd [Member]
Due to related parties									8,862	37,682			$ 23,154
David Welch [Member]
Due to related parties									$ 38,395	186,971
Number of common stock issued shares | shares									13,158
David Welch [Member] | Reverse Split [Member]
Number of common stock issued shares | shares									62,500
Ingo Mueller, CEO [Member]
Loan amount						$ 18,625
Debt instrument, interest rate						2.00%						2.00%
Debt, maturity date						Aug. 09, 2019
Ingo Mueller, CEO [Member] | CAD [Member]
Loan amount												$ 25,000
Arni Johannson [Member] | For Investor Services Relations [Member] | 12 Months Consulting Agreement [Member]
Due to related parties
Arni Johannson [Member] | For Investor Services Relations [Member] | CAD [Member] | 12 Months Consulting Agreement [Member]
Due to related parties											$ 10,000
Troy McClellan [Member]
Share issue costs										2,355
Consulting fee										86,668
Accounts Payable and Accrued Liabilities [Member]
Due to related parties									$ 3,223	$ 35,093